SHAREHOLDER' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDER' EQUITY [Abstract]
Schedule of Stock Option Activity
(a)
A summary of the status of the above plans in respect of options granted to employees and directors of the Company and its subsidiaries as of December 31, 2014, 2013 and 2012, and changes during the years ended on those dates, is presented below:

	Year ended December 31,
	2014		2013		2012
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price

Options outstanding at beginning of year	4,804,444	0.4	5,509,563	0.45	6,139,463	0.45
Changes during the year:
Granted (1)	1,140,000	0.08	345,000	0.09	85,000	0.08
Exercised	-		-	-	-	-
Forfeited	(1,716,834)	0.92	(1,050,119)	0.43	(714,900)	0.42
Options outstanding at end of year	4,227,610	0.1	4,804,444	0.43	5,509,563	0.45
Options exercisable at year end	3,169,583	0.11	3,689,416	0.4	4,627,071	0.55
Weighted average fair value of options granted during the year (2)	$0.04		$0.09		$0.08

(1)	Options granted in 2014, 2013 and 2012 were granted with exercise price that was at market value or above.

(2)	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2013 and 2014, with the following weighted average assumptions:

Schedule of Fair Value of Options Granted
	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
Dividend yield	0%	0%	0%
Expected volatility	64%	64%	92%
Risk-free interest rate	1.5%	1.5%	1.5%
Expected life - in years	4	4	4

Schedule of Information about Options Granted
(b)	The following table summarizes certain information about options granted to employees and directors of the Company which were outstanding and exercisable under the above plans as of December 31, 2014:

Options outstanding			Options exercisable
		Weighted		Weighted
	Number	average	Number	average
	outstanding at	remaining	exercisable at	remaining
Exercise	December 31,	contractual	December 31,	contractual
prices	2014	life	2014	life
$		Years		Years

0.05-0.32	4,012,610	1.15-9.48	2,954,583	1.15-9.48
0.4-0.46	127,500	2.28-3.12	127,500	2.28-3.12
0.49-0.70	50,000	0.98-3.01	50,000	0.98-3.01
0.75-0.85	37,500	1.15-2.29	37,500	1.15-2.29
	4,227,610		3,169,583